LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS - Narrative (Details) $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Future landfill post-closure assets	$ 22.9	$ 19.3
Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment [line items]
Increase to landfill closure and post-closure obligations	$ 54.9	$ 231.7
Discount rate | CANADA | Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, liabilities	1.60	1.21
Discount rate | UNITED STATES | Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, liabilities	1.90	1.65
Inflation rate | CANADA | Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, liabilities	1.78	1.60
Inflation rate | UNITED STATES | Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, liabilities	2.09	1.74